Provisions - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Contractual disputes / settlements	€ 58.6	€ 85.7
Obligations from onerous contracts	51.8	56.6
Provision related to usage	(4.8)
Restructuring	39.1	0.0
Other	31.3	€ 23.4
Additional provisions, other provisions	€ 7.9